SECURED DEBENTURE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Interest expense	$ 26,955	$ 66,813
Debenture liability	$ 1,041,644	$ 1,099,250